Long-Term Debt, net - Annual Loan Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 39,416	$ 41,660
HSH Bank
Disclosure of detailed information about borrowings [line items]
Loan Balance	23,550
DVB Bank | Tranche (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance	7,940
DVB Bank | Tranche (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance	7,926
Not later than one year
Disclosure of detailed information about borrowings [line items]
Loan Balance	18,640
Not later than one year | HSH Bank
Disclosure of detailed information about borrowings [line items]
Loan Balance	2,774
Not later than one year | DVB Bank | Tranche (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance	7,940
Not later than one year | DVB Bank | Tranche (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance	7,926
Later than one year
Disclosure of detailed information about borrowings [line items]
Loan Balance	20,776
Later than one year | HSH Bank
Disclosure of detailed information about borrowings [line items]
Loan Balance	20,776
Later than one year | DVB Bank | Tranche (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance	0
Later than one year | DVB Bank | Tranche (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 0